INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill	$ 675,075,375	$ 668,822,553	$ 663,272,878
Monster distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Term of agreement (in years)	4 years
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 666,755,196	661,026,400	$ 656,294,617
Distribution rights | Chile operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	305,235,247	304,888,183
Distribution rights | Brazil operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	187,616,890	181,583,404
Distribution rights | Paraguay operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	171,841,663	172,594,328
Distribution rights | Argentina operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 2,061,396	$ 1,960,485